Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 30,640	€ 31,130
Commitment fee	0
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	28,412
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 2,228